Note 20 - Deferred Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,100	$ 25,600
Deferred tax liability (asset) at end of period	(24,878)	(15,408)
Unused tax losses and credits for which no deferred tax asset recognised	$ 37,700	$ 13,100
Bottom of range [member]
Statement Line Items [Line Items]
Expiration period, available credits and trading losses	15 years
Top of range [member]
Statement Line Items [Line Items]
Expiration period, available credits and trading losses	20 years